SEGMENT REPORTING (Schedule of the Company's Revenues Generated by Geographic Location of Customers) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues generated by geographic location of customers [Line Items]
Total	$ 1,561,497,028	$ 1,519,634,872	$ 969,131,896
Asia Pacific Total [Member]
Revenues generated by geographic location of customers [Line Items]
Total	781,817,487	755,299,178	641,248,058
Mainland China [Member]
Revenues generated by geographic location of customers [Line Items]
Total	227,182,419	417,469,224	423,874,152
Taiwan [Member]
Revenues generated by geographic location of customers [Line Items]
Total	43,696,851	85,619,124	79,457,996
Australia [Member]
Revenues generated by geographic location of customers [Line Items]
Total	58,621,500	54,762,854	60,324,084
Singapore [Member]
Revenues generated by geographic location of customers [Line Items]
Total	10,506,110	8,273,503	49,825,855
Korea [Member]
Revenues generated by geographic location of customers [Line Items]
Total	21,120,646	51,907,636	18,035,540
India [Member]
Revenues generated by geographic location of customers [Line Items]
Total	51,256,611	59,754,261	6,102,690
Hong Kong [Member]
Revenues generated by geographic location of customers [Line Items]
Total	63,899	10,228,201	3,599,811
Japan [Member]
Revenues generated by geographic location of customers [Line Items]
Total	369,369,451	67,284,375	27,930
Germany [Member]
Revenues generated by geographic location of customers [Line Items]
Total	147,261,159	155,371,123	133,066,515
GREECE [Member]
Revenues generated by geographic location of customers [Line Items]
Total	310,076	34,028,666	53,337,917
Belgium [Member]
Revenues generated by geographic location of customers [Line Items]
Total	1,164,431	12,976,650	25,411,767
America [Member]
Revenues generated by geographic location of customers [Line Items]
Total	170,717,859	236,934,758	16,461,811
Italy [Member]
Revenues generated by geographic location of customers [Line Items]
Total	5,781,328	21,171,093	13,662,581
France [Member]
Revenues generated by geographic location of customers [Line Items]
Total	89,635,307	49,441,441	11,893,602
Spain [Member]
Revenues generated by geographic location of customers [Line Items]
Total	39,246,414	29,026,431	8,266,207
Czech Republic [Member]
Revenues generated by geographic location of customers [Line Items]
Total	2,628,333	4,484,825	4,117,232
England [Member]
Revenues generated by geographic location of customers [Line Items]
Total	224,990,352	73,191,279	5,266,047
Netherlands [Member]
Revenues generated by geographic location of customers [Line Items]
Total	3,234,732	16,433,862	3,719,537
South Africa [Member]
Revenues generated by geographic location of customers [Line Items]
Total	13,912,446	18,431,560
Others [Member]
Revenues generated by geographic location of customers [Line Items]
Total	$ 80,797,104	$ 112,844,006	$ 52,680,622